MARK KARPE

Assistant Vice President and Counsel

Office: (949) 219-3224

Fax: (949) 219-3706

E-mail: Mark.Karpe@PacificLife.com

October 28, 2016

Via Electronic Transmission

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Pacific Select Fund

(File Nos. 033-13954, 811-05141)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, we hereby certify on behalf of Pacific Select Fund (the “Trust”), that: (i) the forms of prospectus and statement of additional Information dated October 31, 2016 that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment (“PEA”) No. 125 to the Trust’s Registration Statement on Form N-1A, and (ii) the text of PEA No.125 was filed electronically with the Commission on October 28, 2016.

Sincerely,

/s/ Mark Karpe

Mark Karpe

cc:	Laurene E. MacElwee, Pacific Life Fund Advisors LLC

Robin S. Yonis, Esq., Pacific Life Fund Advisors LLC

Anthony H. Zacharski, Esq., Dechert LLP